UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Alesco Advisors LLC

Address:   120 Office Park Way
           Pittsford, New York 14534


Form 13F File Number: 28-10620


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jeffrey D. Bradley
Title:  Chief Compliance Officer
Phone:  (585) 586-0970

Signature,  Place,  and  Date  of  Signing:

/s/ Jeffrey D. Bradley             Pittsford, New York                10/27/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              66

Form 13F Information Table Value Total:  $      540,178
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
BARCLAYS BK PLC              DJUBS CMDT ETN36 06738C778      330     7,900          OTHER                   7,900      0       -
BIODELIVERY SCIENCES INTL IN COM              09060J106       44    40,000          OTHER                  40,000      0       -
FINANCIAL INSTNS INC         COM              317585404      408    28,646          OTHER                  28,646      0       -
FIRST NIAGARA FINL GP INC    COM              33582V108    6,054   661,600          OTHER                   2,607      0 658,993
GENERAL ELECTRIC CO          COM              369604103      236    15,500          OTHER                  15,500      0       -
HOME PROPERTIES INC          COM              437306103      312     5,496          OTHER                   5,496      0       -
INTEL CORP                   COM              458140100      218    10,200          OTHER                  10,200      0       -
ISHARES GOLD TRUST           ISHARES          464285105    1,694   107,000          SOLE                  107,000      0       -
ISHARES TR                   BARCLYS TIPS BD  464287176   13,209   115,562          SOLE                  110,572      0   4,990
ISHARES TR                   S&P 500 INDEX    464287200   46,176   406,159          SOLE                  335,509      0  70,650
ISHARES TR                   BARCLY USAGG B   464287226      468     4,251          SOLE                    4,251      0       -
ISHARES TR                   MSCI EMERG MKT   464287234      538    15,326          SOLE                   15,326      0       -
ISHARES TR                   IBOXX INV CPBD   464287242      877     7,810          SOLE                    7,810      0       -
ISHARES TR                   S&P500 GRW       464287309    5,114    83,515          SOLE                   82,215      0   1,300
ISHARES TR                   S&P 500 VALUE    464287408    8,945   173,414          SOLE                  171,289      0   2,125
ISHARES TR                   BARCLYS 7-10 YR  464287440    3,509    33,400          SOLE                   33,400      0       -
ISHARES TR                   BARCLYS 1-3 YR   464287457    1,163    13,750          SOLE                   13,750      0       -
ISHARES TR                   MSCI EAFE INDEX  464287465   10,874   227,575          SOLE                  221,700      0   5,875
ISHARES TR                   S&P MIDCAP 400   464287507   64,700   829,597          SOLE                  803,247      0  26,350
ISHARES TR                   S&P MC 400 GRW   464287606    3,937    43,823          SOLE                   43,823      0       -
ISHARES TR                   RUSSELL1000GRW   464287614    1,081    20,555          SOLE                   20,555      0       -
ISHARES TR                   S&P MIDCP VALU   464287705    3,557    53,891          SOLE                   53,891      0       -
ISHARES TR                   S&P SMLCAP 600   464287804   52,297   893,363          SOLE                  867,388      0  25,975
ISHARES TR                   S&P SMLCP VALU   464287879    3,220    54,399          SOLE                   53,974      0     425
ISHARES TR                   S&P SMLCP GROW   464287887    4,105    63,678          SOLE                   63,228      0     450
ISHARES TR                   AGENCY BD FD     464288166    1,910    16,950          SOLE                   16,950      0       -
ISHARES TR                   S&P AMTFREE MUNI 464288323    1,362    12,660          SOLE                   12,660      0       -
ISHARES TR                   BARCLYS MBS BD   464288588    2,934    27,120          SOLE                   27,120      0       -
ISHARES TR                   BARCLYS 1-3YR CR 464288646    1,589    15,277          SOLE                   15,277      0       -
ISHARES TR                   BARCLYS 3-7 YR   464288661    1,568    12,910          SOLE                   12,910      0       -
ISHARES TR                   MSCI ESG SEL SOC 464288802      580    11,600          SOLE                   11,600      0       -
ISHARES TR                   RSSL MCRCP IDX   464288869    4,199   106,710          SOLE                  103,560      0   3,150
ISHARES TR                   MSCI VAL IDX     464288877    1,248    30,083          SOLE                   29,183      0     900
JPMORGAN CHASE & CO          COM              46625H100      450    14,949          OTHER                  14,949      0       -
KIMBERLY CLARK CORP          COM              494368103      269     3,785          OTHER                   3,785      0       -
PAETEC HOLDING CORP          COM              695459107      147    27,722          OTHER                  27,722      0       -
PAYCHEX INC                  COM              704326107    2,640   100,126          OTHER                 100,126      0       -
PEPSICO INC                  COM              713448108      209     3,384          OTHER                   3,384      0       -
PIMCO ETF TR                 1-5 US TIP IDX   72201R205      371     7,000          SOLE                    7,000      0       -
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105    5,409   210,075          SOLE                  210,075      0       -
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102    2,551   111,150          SOLE                  111,150      0       -
POWERSHARES ETF TRUST II     SENIOR LN PORT   73936Q769    2,164    94,100          SOLE                   94,100      0       -
RYDEX ETF TRUST              S&P500 PUR VAL   78355W304      659    25,900          SOLE                   21,750      0   4,150
SCHLUMBERGER LTD             COM              806857108      287     4,806          OTHER                   4,806      0       -
SCHWAB STRATEGIC TR          INTL EQTY ETF    808524805    1,362    59,090          SOLE                   59,090      0       -
SPDR DOW JONES INDL AVRG ETF UT SER 1         78467X109   22,279   204,526          SOLE                  195,276      0   9,250
SPDR GOLD TRUST              GOLD SHS         78463V107    1,590    10,060          SOLE                   10,060      0       -
SPDR INDEX SHS FDS           GLB NAT RESRCE   78463X541      729    16,000          SOLE                   16,000      0       -
SPDR INDEX SHS FDS           S&P EMKTSC ETF   78463X756    1,749    45,055          SOLE                   43,805      0   1,250
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863   13,759   429,297          SOLE                  416,397      0  12,900
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871    2,221    88,413          SOLE                   86,388      0   2,025
SPDR S&P 500 ETF TR          TR UNIT          78462F103  125,716 1,111,053          SOLE                1,088,303      0  22,750
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107      475     3,345          SOLE                    3,345      0       -
SPDR SERIES TRUST            CAP MORTG ETF    78464A383      485    17,415          SOLE                   17,415      0       -
SPDR SERIES TRUST            BRCLYS YLD ETF   78464A417      423    11,700          SOLE                   11,700      0       -
SPDR SERIES TRUST            DJ REIT ETF      78464A607   34,505   610,711          SOLE                  588,686      0  22,025
SPDR SERIES TRUST            BRCLYS 1-3MT ETF 78464A680    4,723   103,000          SOLE                  103,000      0       -
SPDR SERIES TRUST            SPDR KBW BK ETF  78464A797    7,478   426,364          SOLE                  423,489      0   2,875
VANGUARD BD INDEX FD INC     SHORT TRM BOND   921937827    1,540    18,914          SOLE                   18,914      0       -
VANGUARD BD INDEX FD INC     TOTAL BND MRKT   921937835   23,568   281,446          SOLE                  266,796      0  14,650


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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
VANGUARD INDEX FDS           REIT ETF         922908553    5,611   110,292          SOLE                  110,292      0       -
VANGUARD INDEX FDS           MID CAP ETF      922908629    1,156    17,760          SOLE                   16,110      0   1,650
VANGUARD INDEX FDS           LARGE CAP ETF    922908637    2,123    41,105          SOLE                   41,105      0       -
VANGUARD INTL EQUITY INDEX F ALLWRLD EX US    922042775    1,488    38,430          SOLE                   38,430      0       -
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    2,806    78,305          SOLE                   76,230      0   2,075
VANGUARD TAX-MANAGED INTL FD MSCI EAFE ETF    921943858   20,779   689,632          SOLE                  645,932      0  43,700


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